As filed with the Securities and Exchange Commission on November 19, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2011

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Country Growth Fund
Schedule of Investments
September 30, 2010
(Unaudited)
	Shares	Value
COMMON STOCKS - 96.73%
Consumer Discretionary - 9.35%
Abercrombie & Fitch Co. - Class A	45,700	$1,796,924
Ann Taylor Stores Corp. (a)	25,100	508,024
Comcast Corporation - Class A	115,900	2,095,472
Darden Restaurants, Inc.	18,500	791,430
Gentex Corporation	136,800	2,668,968
The Home Depot, Inc.	95,200	3,015,936
Limited Brands, Inc.	91,200	2,442,336
News Corporation - Class A	162,700	2,124,862
Target Corporation	57,000	3,046,080
		18,490,032
Consumer Staples - 14.08%
Archer-Daniels-Midland Company	94,000	3,000,480
Church & Dwight Co., Inc.	28,300	1,837,802
CVS Caremark Corporation	191,100	6,013,917
The Kroger Co.	71,000	1,537,860
McCormick & Company, Inc.	46,900	1,971,676
Philip Morris International, Inc.	60,000	3,361,200
Ralcorp Holdings, Inc. (a)	45,556	2,664,115
The Procter & Gamble Company	51,200	3,070,464
Wal-Mart Stores, Inc.	81,500	4,361,880
		27,819,394
Energy - 12.94%
Apache Corporation	31,900	3,118,544
Chesapeake Energy Corp.	172,300	3,902,595
ChevronTexaco Corp.	35,000	2,836,750
ConocoPhillips	39,000	2,239,770
Exxon Mobil Corporation	104,100	6,432,339
Halliburton Company	124,900	4,130,443
Schlumberger Limited (b)	47,300	2,914,153
		25,574,594
Financials - 9.98%
ACE Limited (b)	57,000	3,320,250
Aflac Incorporated	87,200	4,509,112
American Express Company	60,000	2,521,800
JPMorgan Chase & Co.	91,000	3,464,370
State Street Corp.	64,100	2,414,006
The Bank of New York Mellon Corporation	74,800	1,954,524
Wells Fargo & Company	61,300	1,540,469
		19,724,531
Health Care - 16.15%
Abbott Laboratories	60,100	3,139,624
Amgen Inc. (a)	49,100	2,705,901
Baxter International Inc.	63,000	3,005,730
Covance, Inc. (a)	43,100	2,016,649
Eli Lilly and Company	53,700	1,961,661
Gilead Sciences, Inc. (a)	56,200	2,001,282
Hologic, Inc. (a)	102,600	1,642,626
Johnson & Johnson	50,000	3,098,000
Medtronic, Inc.	55,000	1,846,900
Novartis AG - ADR	40,600	2,341,402
Pfizer Inc.	193,700	3,325,829
Roche Holding AG - ADR	19,200	655,296
St. Jude Medical, Inc. (a)	49,000	1,927,660
WellPoint Inc. (a)	39,600	2,242,944
		31,911,504
Industrials - 11.21%
3M Co.	39,500	3,425,045
Bucyrus International, Inc.	17,800	1,234,430
Caterpillar Inc.	28,600	2,250,248
Emerson Electric Co.	38,900	2,048,474
General Dynamics Corp.	37,900	2,380,499
General Electric Company	295,900	4,808,375
Ingersoll-Rand PLC (b)	65,800	2,349,718
Iron Mountain, Inc.	74,200	1,657,628
Stericycle, Inc. (a)	28,900	2,007,972
		22,162,389

Information Technology - 14.34%
Cisco Systems, Inc. (a)	101,000	2,211,900
Dell, Inc. (a)	277,600	3,597,696
EMC Corporation (a)	91,500	1,858,365
Google, Inc. - Class A (a)	1,900	999,001
Hewlett Packard Co.	22,700	954,989
Intel Corporation	143,500	2,759,505
International Business Machines Corporation	29,000	3,890,060
Microsoft Corporation	151,200	3,702,888
Nokia OYJ - ADR	119,314	1,196,719
QUALCOMM Inc.	74,300	3,352,416
Research In Motion Ltd. (a) (b)	20,900	1,017,621
Western Union Company	158,000	2,791,860
		28,333,020
Materials - 2.24%
BHP Billiton Limited - ADR	14,600	1,114,272
Monsanto Company	34,900	1,672,757
Newmont Mining Corporation	26,200	1,645,622
		4,432,651
Telecommunication Services - 3.05%
American Tower Corporation - Class A (a)	43,200	2,214,432
AT&T, Inc.	133,200	3,809,520
		6,023,952
Utilities - 3.39%
American Water Works Co., Inc.	91,500	2,129,205
Exelon Corp.	34,600	1,473,268
NextEra Energy, Inc.	57,000	3,100,230
		6,702,703
TOTAL COMMON STOCKS (Cost $163,016,431)		191,174,770

	Principal Amount
MORTGAGE BACKED SECURITIES - 0.13%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	33,730	33,096
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (c)	134,885	145,845
Government National Mortgage Association
9.000%, 07/15/2016	1,335	1,357
6.500%, 07/15/2029	7,982	8,967
Mortgage IT Trust
1.506%, 02/25/2035 (c)	38,180	33,855
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $26,937) (d)	26,280	26,832
TOTAL MORTGAGE BACKED SECURITIES (Cost $241,977)		249,952

	Shares
SHORT TERM INVESTMENTS - 2.66%
Money Market Fund - 0.13%
Federated Prime Obligations Fund, 0.21% (e)	5,001,003	5,001,003
Fidelity Institutional Money Market, 0.29% (e)	264,624	264,624
		5,265,627
TOTAL SHORT TERM INVESTMENTS (Cost $5,265,627)		5,265,627
TOTAL INVESTMENTS (Cost $168,524,035) - 99.52% (f) (g)		196,690,349
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.48%		958,549
TOTAL NET ASSETS - 100.00%		$197,648,898

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at September 30, 2010.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2010 these securities represented 0.01% of total net assets.
(e)	The rate quoted is the annualized seven-day yield as of September 30, 2010.
(f)	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$168,524,035
Gross unrealized appreciation	44,279,243
Gross unrealized depreciation	(16,112,929)
Net unrealized appreciation	$28,166,314

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’sfederal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)	Summary of Fair Value Exposure at September 30, 2010

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$18,490,032	$-	$-	$18,490,032
Consumer Staples	27,819,394	-	-	27,819,394
Energy	25,574,594	-	-	25,574,594
Financials	19,724,531	-	-	19,724,531
Health Care	31,911,504	-	-	31,911,504
Industrials	22,162,389	-	-	22,162,389
Information Technology	28,333,020	-	-	28,333,020
Materials	4,432,651	-	-	4,432,651
Telecommunication Services	6,023,952	-	-	6,023,952
Utilities	6,702,703	-	-	6,702,703
Total Common Stocks	191,174,770	-	-	191,174,770

Mortgage Backed Securities	-	249,952	-	249,952

Short Term Investments	5,265,627	-	-	5,265,627

Total Investments in Securities	$196,440,397	$249,952	$-	$196,690,349

The Fund did not invest in any Level 3 securities during the period. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Bond Fund
Schedule of Investments
September 30, 2010
(Unaudited)
	Principal Amount	Value
ASSET BACKED SECURITIES - 2.45%
AEP Texas Central Transportation
5.170%, 01/01/2018	$ 1,000,000	$1,167,988
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	491,490	504,734
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	248,705	251,343
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	220,820
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	341,067	247,935
4.931%, 05/25/2032 (b)	155,482	130,942
5.363%, 05/25/2036	269,007	216,945
FedEx Corp.
6.720%, 01/15/2022	265,232	301,303
Green Tree Financial Corporation
6.870%, 01/15/2029	38,302	40,156
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	447,439	462,521
John Deere Owner Trust
4.890%, 03/16/2015	400,000	410,321
National Collegiate Student Loan Trust
0.386%, 06/26/2028 (b)	250,000	198,821
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	428,622
Residential Asset Securities Corporation
4.767%, 10/25/2032 (b)	341,424	314,401
5.600%, 06/25/2034 (b)	1,000,000	846,890
TOTAL ASSET BACKED SECURITIES (Cost $5,772,365)		5,743,742

CORPORATE BONDS - 22.67%
Abbott Laboratories
5.600%, 05/15/2011	400,000	412,976
Alabama Power Co.
5.500%, 10/15/2017	250,000	288,189
Alcoa, Inc.
5.550%, 02/01/2017	400,000	415,085
American Express Travel
5.250%, 11/21/2011 (Acquired 07/27/2007 through 08/29/2007, Cost $646,604) (c)	650,000	676,959
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $499,520) (c)	500,000	571,122
American International Group, Inc.
5.850%, 01/16/2018	100,000	103,500
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	545,965
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008, Cost $249,765) (a) (c)	250,000	277,845
Archer-Daniels Midland Co.
5.450%, 03/15/2018	400,000	465,986
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,218) (c)	250,000	255,625
AT&T Inc.
5.625%, 06/15/2016	500,000	580,791
5.500%, 02/01/2018	500,000	579,928
Baker Hughes, Inc.
6.500%, 11/15/2013	250,000	289,585
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	697,919
Bank of America Corporation
6.975%, 03/07/2037	250,000	283,993
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	217,111
Barclays Bank PLC
5.000%, 09/22/2016 (a)	500,000	547,064
Barrick International Barbados Corp.
5.750%, 10/15/2016 (Acquired 01/22/2009, Cost $206,425) (c)	225,000	256,558
BHP Billiton Finance Ltd.
5.125%, 03/29/2012 (a)	500,000	529,510
BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009, Cost $489,370) (c)	500,000	533,960
Burlington Northern Santa Fe
5.750%, 03/15/2018	500,000	580,119
5.720%, 01/15/2024	360,149	401,397
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	310,897
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (a)	300,000	332,213
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	316,962
Caterpillar Inc.
5.700%, 08/15/2016	500,000	599,752
Cisco Systems Inc.
5.250%, 02/22/2011	500,000	509,125

Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	1,050,367
5.500%, 08/27/2012	250,000	266,341
Clorox Company
5.950%, 10/15/2017	200,000	236,796
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	400,000	480,831
Comcast Corporation
6.500%, 01/15/2017	750,000	892,197
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	474,621
ConocoPhillips
6.650%, 07/15/2018	600,000	748,627
Credit Suisse New York
5.000%, 05/15/2013 (a)	400,000	435,773
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	679,813
Devon Energy Corp.
6.300%, 01/15/2019	400,000	484,021
Diamond Offshore Drilling Inc.
5.875%, 05/01/2019	500,000	571,353
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	454,909
E. I. du Pont de Nemours & Co.
5.250%, 12/15/2016	250,000	292,805
Eaton Corp.
8.875%, 06/15/2019	300,000	407,274
Ecolab, Inc.
4.875%, 02/15/2015	450,000	502,566
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	352,946
Florida Power Corporation
4.800%, 03/01/2013	300,000	323,760
Franklin Resources, Inc.
3.125%, 05/20/2015	300,000	316,133
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	554,988
5.000%, 06/27/2018 (b)	356,000	357,714
General Electric Company
5.000%, 02/01/2013	300,000	325,783
General Mills, Inc.
5.700%, 02/15/2017	225,000	265,644
Georgia Power Company
5.700%, 06/01/2017	500,000	588,899
GlaxoSmithKline Cap Inc.
4.850%, 05/15/2013	500,000	549,936
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	448,317
Halliburton Company
6.750%, 02/01/2027	100,000	117,145
Harley-Davidson Funding Corp.
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $199,772) (c)	200,000	210,551
Home Depot, Inc.
5.250%, 12/16/2013	500,000	557,900
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	432,727
Ingersoll-Rand PLC
6.015%, 02/15/2028 (a)	500,000	562,256
International Business Machines Corporation
7.625%, 10/15/2018	250,000	332,154
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	217,020
JP Morgan Chase & Co.
5.375%, 10/01/2012	750,000	811,507
7.900%, 04/30/2018 (b)	200,000	214,326
Kellogg Co.
5.125%, 12/03/2012	500,000	543,252
KeyCorp
6.500%, 05/14/2013	200,000	219,188
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	610,469
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	406,982
6.125%, 02/01/2018	300,000	353,702
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	234,006
Merrill Lynch Co., Inc.
6.050%, 08/15/2012	300,000	321,993
5.450%, 02/05/2013	500,000	536,970
Morgan Stanley
5.750%, 08/31/2012	200,000	214,484
5.450%, 01/09/2017	300,000	316,382
New Valley Generation IV
4.687%, 01/15/2022	274,186	312,232
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008, Cost $998,282) (c)	1,000,000	1,083,048
New York University
5.236%, 07/01/2032	500,000	540,710
Nokia Corp.
5.375%, 05/15/2019 (a)	250,000	272,919

Northern States Power Co.
8.000%, 08/28/2012	500,000	566,127
Overseas Private Investment Company
3.420%, 01/15/2015	159,469	168,076
Pepperdine University
5.450%, 08/01/2019	250,000	284,680
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	565,026
Perforadora Central SA de CV
5.240%, 12/15/2018 (a)	226,730	256,724
Pfizer, Inc.
5.350%, 03/15/2015	350,000	403,810
Pitney Bowes Inc.
5.250%, 01/15/2037	250,000	258,871
Private Export Funding
5.685%, 05/15/2012	250,000	271,013
Regions Bank
7.500%, 05/15/2018	200,000	210,726
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (a)	450,000	501,556
Rowan Companies, Inc.
5.880%, 03/15/2012	211,000	215,977
Shell International Finance
5.625%, 06/27/2011 (a)	500,000	519,132
Simon Property Group LP
5.750%, 12/01/2015	300,000	341,621
SLM Inc.
8.450%, 06/15/2018	200,000	202,013
Southern California Edison Co.
5.750%, 03/15/2014	400,000	459,663
Stanford University
4.750%, 05/01/2019	400,000	456,780
State Street Corporation
5.375%, 04/30/2017	400,000	458,340
Statoil ASA
5.250%, 04/15/2019 (a)	400,000	464,432
Suncor Energy, Inc.
6.100%, 06/01/2018 (a)	500,000	585,262
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	216,614
Target Corporation
5.875%, 07/15/2016	750,000	898,090
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	264,119
Time Warner, Inc.
6.875%, 05/01/2012	500,000	545,094
Transocean, Inc.
5.250%, 03/15/2013 (a)	300,000	315,515
7.500%, 04/15/2031 (a)	160,000	167,246
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $151,226) (c)	151,938	166,863
Union Pacific Railroad Company
6.630%, 01/27/2022	319,527	365,331
5.866%, 07/02/2030	460,041	544,040
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	865,700
United Technologies Corp.
5.375%, 12/15/2017	600,000	704,800
University Of Chicago
4.760%, 10/01/2023	1,000,000	1,082,649
University Of Notre Dame
4.141%, 09/01/2013	250,000	270,625
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	460,264
Vessel Management Services Inc.
4.960%, 11/15/2027	280,000	307,535
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006, Cost $496,980) (c)	500,000	511,293
Virginia Electric & Power Co.
4.500%, 12/15/2010	500,000	503,829
Wachovia Corp.
5.750%, 06/15/2017	500,000	570,793
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	1,074,000	1,088,663
6.200%, 04/15/2038	400,000	482,258
Walt Disney Company
4.700%, 12/01/2012	500,000	541,801
Well Fargo Capital X
5.950%, 12/01/2036	200,000	194,859
Wells Fargo & Co.
4.875%, 01/12/2011	550,000	556,677
5.625%, 12/11/2017	500,000	569,494
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	236,313
XTO Energy, Inc.
4.625%, 06/15/2013	400,000	439,395
TOTAL CORPORATE BONDS (Cost $46,942,859)		53,124,162

MORTGAGE BACKED SECURITIES - 16.47%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007, Cost $314,418) (c)	314,418	354,684
Bank of America Commercial Mortgage, Inc.
5.062%, 11/10/2042(b)	500,000	528,306
Bank of America Mortgage Securities, Inc.
5.250%, 10/25/2020	298,684	310,288
Chase Funding Mortgage Loan
4.515%, 02/25/2014	143,060	142,258
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	21,293	21,232
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	236,109	231,672
6.000%, 11/25/2036	400,000	341,275
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	443,264	403,488
5.500%, 05/25/2036	500,000	379,060
Credit Suisse First Boston Mortgage Securities Corporation
4.980%, 02/25/2032	700,000	697,004
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	15,158	15,588
4.500%, 05/01/2013	120,949	124,172
5.125%, 12/15/2013	87,384	88,940
5.500%, 10/01/2014	27,002	29,060
6.500%, 03/01/2015	167,442	177,320
5.000%, 12/15/2017	750,000	824,764
5.000%, 11/15/2018	600,000	658,818
5.750%, 12/15/2018	136,611	144,001
5.000%, 10/01/2020	203,577	217,091
5.500%, 03/01/2022	1,144,739	1,236,266
5.000%, 03/01/2023	296,283	314,407
4.500%, 04/01/2023	332,999	352,655
4.500%, 11/15/2023	1,000,000	1,089,337
5.500%, 10/15/2025	500,000	575,513
7.150%, 09/25/2028 (b)	269,770	291,689
6.500%, 10/01/2029	127,471	141,536
5.000%, 10/15/2031	231,270	238,338
5.285%, 02/01/2037 (b)	387,225	411,036
6.000%, 05/01/2037	900,843	967,489
6.000%, 08/01/2037	948,153	1,018,299
6.000%, 01/01/2038	929,073	997,807
Federal National Mortgage Association
5.000%, 03/01/2013	37,345	39,541
4.500%, 04/01/2013	77,522	80,647
5.000%, 05/01/2013	62,751	66,497
5.500%, 06/01/2013	32,366	33,470
4.700%, 06/25/2013	71,244	73,311
4.500%, 09/01/2013	213,653	218,777
5.500%, 10/01/2013	80,529	83,722
5.000%, 02/01/2014	236,317	252,062
4.000%, 05/01/2015	366,840	380,210
6.000%, 06/25/2016	101,898	105,104
4.500%, 06/25/2018	1,250,000	1,377,604
4.500%, 01/01/2019	430,453	457,212
6.500%, 05/01/2019	49,741	54,331
4.434%, 01/01/2020 (b)	133,026	138,272
4.500%, 04/01/2020	382,201	405,125
5.500%, 04/25/2023	500,000	581,679
5.000%, 05/01/2023	1,546,706	1,641,044
4.500%, 11/01/2024	527,709	555,485
4.500%, 08/01/2025	991,188	1,042,894
5.500%, 09/01/2025	275,960	295,535
5.500%, 02/01/2033	107,146	115,188
5.500%, 07/01/2033	492,515	529,175
5.290%, 11/25/2033	779,708	836,602
4.026%, 05/01/2034 (b)	91,585	96,164
5.500%, 07/01/2035	747,568	804,060
5.500%, 12/01/2035	242,507	259,345
6.500%, 02/25/2044	190,851	215,244
6.500%, 05/25/2044	255,401	288,045
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033	414,949	420,639
4.706%, 05/10/2043	95,279	95,242
Government National Mortgage Association
4.500%, 05/20/2014	133,862	134,887
4.031%, 01/16/2021	75,649	75,723
6.500%, 04/15/2026	65,485	72,869
8.000%, 07/15/2026	33,008	38,813
4.130%, 02/16/2027	238,139	240,549
3.727%, 03/16/2027	762,631	785,035
6.500%, 07/15/2029	45,261	50,845
7.500%, 11/15/2029	34,256	39,223
6.000%, 06/15/2031	330,010	362,136
6.000%, 02/15/2032	71,352	78,298
5.000%, 01/15/2033	771,999	828,094
3.998%, 10/16/2033	900,429	916,261
4.920%, 05/16/2034	600,000	669,439
6.000%, 10/15/2036	351,426	383,148
5.500%, 01/15/2038	2,102,174	2,272,481
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	319,122
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	675	676
4.799%, 12/15/2029 (b)	1,000,000	1,066,143

Master Adjustable Rate Mortgages Trust
2.868%, 04/21/2034 (b)	158,474	158,620
Master Alternative Loans Trust
5.000%, 06/25/2015	100,589	101,127
Mortgage IT Trust
1.506%, 02/25/2035 (b)	343,621	304,699
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $73,249) (c)	71,003	71,254
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $255,899) (c)	249,659	254,906
OBP Depositor Trust
4.646%, 07/15/2020 (Acquired 06/25/2010, Cost $499,997) (c)	500,000	540,833
Residential Asset Securitization Trust
4.750%, 02/25/2019	191,028	194,337
Small Business Administration Participation Certificates
3.530%, 05/01/2013	96,761	98,696
5.080%, 11/01/2022	274,250	296,624
4.640%, 05/01/2023	372,261	399,086
5.570%, 03/01/2026	257,615	287,858
Structured Asset Securities Corporation
6.290%, 11/25/2032 (b)	92,255	64,544
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	214,000
Wachovia Bank Commercial Mortgage Trust
5.305%, 07/15/2041 (b)	250,000	272,208
4.368%, 08/15/2041	493,196	513,028
5.509%, 04/15/2047	500,000	496,650
WaMu Mortgage Pass Through Certificates
2.784%, 01/25/2033 (b)	42,682	41,257
2.723%, 10/25/2035 (b)	133,819	127,055
Wells Fargo Mortgage Backed Securities Trust
4.435%, 10/25/2033 (b)	352,597	362,422
5.428%, 07/25/2036 (b)	679,968	576,912
TOTAL MORTGAGE BACKED SECURITIES (Cost $36,548,893)		38,575,477

MUNICIPAL BONDS - 21.71%
Arizona State University Build America Revenue Bond
5.528%, 07/01/2023	250,000	277,280
Arlington County, VA Industrial Development Authority Revenue Bond
5.844%, 08/01/2031	500,000	520,910
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	562,135
Barrington, IL Build America Unlimited General Obligation
5.370%, 12/15/2024	800,000	859,768
Bay Area Toll Authority Build America Revenue Bond
6.263%, 04/01/2049	500,000	558,085
Central Puget Sound, WA Regional Transit Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	541,705
Central Utah Water Conservancy District Build America Revenue Bond
4.550%, 10/01/2022	700,000	719,033
Chicago, IL Board of Education Build America Unlimited General Obligation
6.038%, 12/01/2029	500,000	539,560
Chicago, IL Metropolitan Water Reclamation District Build America General Obligation
5.720%, 12/01/2038	1,000,000	1,137,539
Colorado Springs, CO Utilities Build America Revenue Bond
4.949%, 11/15/2024	500,000	542,910
Columbus Ohio Build America General Obligation
4.360%, 06/01/2022	750,000	782,453
Columbus, IN Multi-High School Building Corp. Build America Revenue Bond
5.505%, 07/15/2022	500,000	561,600
Commonwealth of Pennsylvania Build America Unlimited General Obligation
4.550%, 02/15/2021	500,000	537,495
Cook County, IL Build America Unlimited General Obligation
6.229%, 11/15/2034	500,000	519,670
Cook County, IL Glencoe School District Unlimited General Obligation
5.875%, 12/01/2027	500,000	555,520
Dallas County, TX Hospital District Build America General Obligation
5.348%, 08/15/2022	650,000	726,213
District of Columbia Income Tax Build America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,112,769
Florida State Department of Transportation Build America Revenue Bond
6.140%, 07/01/2025	300,000	346,755
Gainesville, FL Utilities Build America Revenue Bond
4.497%, 10/01/2017	500,000	543,340
Grant County, WA Public Utility District Build America Revenue Bond
5.111%, 01/01/2023	500,000	558,505
Greenville County, SC School District Unlimited General Obligation
4.870%, 06/01/2026	1,000,000	1,020,200
Hamilton County, OH Sewer System Build America Revenue Bond
5.710%, 12/01/2022	500,000	549,745
Honolulu, HI City & County Wastewater Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	265,520
Houston, TX Build America Unlimited General Obligation
6.088%, 03/01/2029	500,000	539,840
Indiana Public Schools Multi-School Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	1,073,000
Indiana University Build America Certificate Participation
5.050%, 12/01/2022	500,000	529,940
Indianapolis, IN Local Public Improvement Build America Revenue Bond
5.854%, 01/15/2030	700,000	788,606

Kane, Cook & Du Page Counties, IL Community College District No. 509 Build America Unlimited General Obligation
4.150%, 12/15/2019	500,000	507,245
Kentucky State Property & Buildings Commission Revenue Bond
5.100%, 10/01/2015	500,000	562,280
Los Angeles, CA Unified School District Build America Unlimited General Obligation
5.755%, 07/01/2029	500,000	521,925
Maryland State Transportation Authority Build America Revenue Bonds
5.164%, 07/01/2025	300,000	327,735
Missouri State Highways & Transit Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	555,435
Municipal Electric Authority of Georgia Build America Revenue Bond
6.655%, 04/01/2057	350,000	367,696
Naperville, IL Build America Unlimited General Obligation
4.900%, 12/01/2025	500,000	539,410
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	531,440
New York City Housing Development Corp. Revenue Bond
6.420%, 11/01/2039	500,000	574,365
New York State Urban Development Corp. Revenue Bond
6.500%, 12/15/2018	300,000	351,267
New York, NY Build America Unlimited General Obligation
5.206%, 10/01/2031	500,000	492,220
Northern California Transmission Agency Revenue Bond
5.880%, 05/01/2016	500,000	571,520
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026 (Acquired 10/25/2006, Cost $1,000,000) (c)	1,000,000	1,049,050
Oregon State Department of Administrative Services Revenue Bond
3.500%, 04/01/2016	600,000	630,666
Oregon State Department of Transportation and Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	683,592
Pennsylvania State Public School Building Authority Revenue Bond
5.000%, 09/15/2027	500,000	493,360
Pueblo, CO Board of Waterworks Build America Revenue Bond
5.700%, 11/01/2029	500,000	519,215
Purdue University, IN Build America Certificate Participation
5.957%, 07/01/2031	500,000	530,160
Raleigh, NC Build America Revenue Bond
4.508%, 06/01/2023	500,000	508,925
San Diego County, CA Water Authority Build America Revenue Bond
6.138%, 05/01/2049	500,000	554,735
Sarasota, FL Water and Sewer Systems Build America Revenue Bond
4.770%, 10/01/2025	250,000	251,285
Sedgwick County, KS Unified School District Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	559,575
South Carolina State Public Service Authority Revenue Bonds
6.224%, 01/01/2029	300,000	335,205
Springfield, MO School District Build America Unlimited General Obligations
5.660%, 03/01/2030	500,000	523,495
State of California Build America Unlimited General Obligation
7.500%, 04/01/2034	500,000	550,810
State of Connecticut Build America Unlimited General Obligation
5.632%, 12/01/2029	1,000,000	1,083,870
State of Delaware Build America Unlimited General Obligation
4.700%, 10/01/2021	800,000	879,424
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	1,000,000	1,049,360
State of Maryland Build America Unlimited General Obligation
4.550%, 08/15/2024	1,000,000	1,046,800
State of Maryland Unlimited General Obligation
5.000%, 08/01/2018	615,000	691,666
State of Massachusetts Build America Limited General Obligation
4.500%, 08/01/2031	250,000	244,038
State of Mississippi Unlimited General Obligation
5.539%, 10/01/2029	500,000	553,670
State of Ohio Build America Unlimited General Obligation
4.821%, 03/01/2022	1,000,000	1,099,690
State of Rhode Island Unlimited General Obligation
4.390%, 04/01/2018	1,000,000	1,070,960
State of Tennessee Unlimited General Obligation
4.521%, 05/01/2021	400,000	431,284
State of Texas Build America Unlimited General Obligation
5.517%, 04/01/2039	1,000,000	1,130,999
State of Utah Build America Unlimited General Obligation
4.554%, 07/01/2024	500,000	542,300
State of Washington Build America Unlimited General Obligation
4.736%, 08/01/2024	800,000	865,600
State of Washington Unlimited General Obligation
2.910%, 08/01/2016	1,000,000	1,019,010
State of Wisconsin Build America Unlimited General Obligation
5.200%, 05/01/2026	500,000	527,785
Tacoma, WA Electric Systems Build America Revenue Bond
5.966%, 01/01/2035	350,000	376,919
University of California Build America Revenue Bond
5.770%, 05/15/2043	500,000	526,655
University of Massachusetts Building Authority Revenue Bond
5.823%, 05/01/2029	500,000	559,205
University of Michigan Build America Revenue Bond
4.926%, 04/01/2024	850,000	955,154
6.172%, 04/01/2030	400,000	429,284

University of Minnesota Build America Revenue Bond
4.455%, 08/01/2025	500,000	514,840
University of Texas Build America Revenue Bond
6.276%, 08/15/2041	500,000	545,620
University of Washington Build America Revenue Bond
6.060%, 07/01/2039	400,000	476,704
University of Wyoming Build America Revenue Bond
5.800%, 06/01/2030	400,000	413,844
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	700,000	763,091
Utah Transit Authority Build America Revenue Bond
5.937%, 06/15/2039	250,000	292,055
Vega, TX Independent School District Unlimited General Obligation
6.000%, 02/15/2027	500,000	513,660
Virginia College Building Authority Build America Revenue Bond
5.400%, 02/01/2026	250,000	270,548
Washington County, OR Clean Water Build America Revenue Bond
4.628%, 10/01/2020	600,000	670,122
Washington, MD Suburban Sanitation District Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	429,288
York County, SC Fort Mill School District Build America Unlimited General Obligation
5.500%, 03/01/2028	500,000	523,985
TOTAL MUNICIPAL BONDS (Cost $47,109,981)		50,860,137

U.S. GOVERNMENT AGENCY ISSUES - 0.40% (d)
Federal Home Loan Bank
4.840%, 01/25/2012	332,328	349,281
4.720%, 09/20/2012	251,555	264,211
Federal National Mortgage Association
4.750%, 02/21/2013	300,000	328,473
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $883,392)		941,965

U.S. TREASURY OBLIGATIONS - 17.93%
U.S. Treasury Bonds - 0.55%
5.375%, 02/15/2031	1,000,000	1,287,500
U.S. Treasury Inflation Index Bonds - 0.29%
1.750%, 01/15/2028	650,400	689,373
U.S. Treasury Inflation Index Notes - 1.92%
3.000%, 07/15/2012	1,455,024	1,545,054
1.875%, 07/15/2013	356,103	378,471
2.000%, 01/15/2014	412,958	442,897
2.625%, 04/30/2016	1,000,000	1,060,703
3.000%, 02/28/2017	1,000,000	1,075,469
		4,502,594
U.S. Treasury Notes - 15.17%
1.000%, 09/30/2011	8,000,000	8,055,936
1.000%, 12/31/2011	4,000,000	4,033,752
1.000%, 03/31/2012	1,000,000	1,009,880
1.000%, 04/30/2012	4,000,000	4,040,320
0.625%, 06/30/2012	5,000,000	5,020,300
0.375%, 08/31/2012	1,000,000	999,258
1.375%, 05/15/2013	1,000,000	1,020,940
1.125%, 06/15/2013	3,000,000	3,042,660
1.000%, 07/15/2013	1,000,000	1,010,940
0.750%, 08/15/2013	1,000,000	1,003,750
2.500%, 03/31/2015	1,000,000	1,060,390
2.125%, 05/31/2015	1,000,000	1,042,580
1.250%, 08/31/2015	2,000,000	1,999,376
3.250%, 03/31/2017	1,000,000	1,090,625
3.625%, 02/15/2020	1,000,000	1,096,797
		35,527,504
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,004,103)		42,006,971

SHORT-TERM INVESTMENTS - 17.56%
Commercial Paper - 8.54%
American Express Company
0.213%, 11/05/2010	2,000,000	1,999,592
0.203%, 11/12/2010	2,500,000	2,499,417
General Electric Company
0.193%, 11/05/2010	2,000,000	1,999,631
0.193%, 11/12/2010	3,000,000	2,999,335
Household Finance Corp.
0.254%, 10/04/2010	3,000,000	2,999,938
0.203%, 10/21/2010	2,000,000	1,999,778
Prudential Funding Corp.
0.304%, 10/18/2010	2,000,000	1,999,717
Toyota Motor Corporation
0.162%, 10/04/2010	3,000,000	2,999,960
0.223%, 10/21/2010	500,000	499,988
		19,997,356

U.S. Government Agency Issues - 1.28% (d)
Federal Home Loan Bank Discount Note
0.120%, 11/15/2010	3,000,000	2,999,550

	Shares
Money Market Fund - 7.74%
Federated Prime Obligations Fund, 0.21% (d)	9,506,863	9,506,862
Fidelity Institutional Money Market, 0.29% (d)	8,626,878	8,626,877
		18,133,739
TOTAL SHORT-TERM INVESTMENTS (Cost $41,130,645)		41,130,645

TOTAL INVESTMENTS - 99.19% (Cost $219,392,238) (f) (g)		232,383,099
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.81%		1,904,270
TOTAL NET ASSETS - 100.00%		$234,287,369

Percentages are stated as a percent of net assets.

(a)	Foreign issuer.
(b)	The coupon rate shown on variable rate securities represents the rates at September 30, 2010.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2010 these securities represented 2.91% of total net assets.
(d)	The rate quoted is the annualized seven-day yield as of September 30, 2010.
(e)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury
(f)	The cost basis of investments for federal income tax purposes at September, 2010 was as follows*:

Cost of investments	$219,392,238
Gross unrealized appreciation	13,735,818
Gross unrealized depreciation	(744,957)
Net unrealized appreciation	$12,990,861

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)	Summary of Fair Value Exposure at September 30, 2010

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:
	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed
Securities	$-	$5,743,742	$-	$5,743,742
Corporate Bonds	-	53,124,162	-	53,124,162
Mortgage Backed				-
Securities		38,575,477	-	38,575,477
Municipal Bonds	-	50,860,137	-	50,860,137
U.S. Government				-
Agency Issues	-	941,965	-	941,965
U.S. Treasury				-
Obligations	42,006,971	-	-	42,006,971
Commercial				-
Paper	-	19,997,356	-	19,997,356
Short-Term U.S. Government				-
Agency Issues	-	2,999,550	-	2,999,550
Money Market				-
Funds	18,133,739	-	-	18,133,739
Total Investments in Securities	$60,140,710	$172,242,389	$-	$232,383,099

The Fund did not invest in any Level 3 securities during the period. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)     /s/ Philip T. Nelson
Philip T. Nelson, President

Date       11/16/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Philip T. Nelson
  Philip T. Nelson, President

Date        11/16/2010

By (Signature and Title)*     /s/ Alan K. Dodds
 Alan K. Dodds, Treasurer

Date        11/16/2010

* Print the name and title of each signing officer under his or her signature.